Average Annual Total Returns - Class A Y and R6 - Invesco Conservative Income Fund	Class A InceptionDate	Class A 1Year	Class A 5Years		Class A SinceInception		Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years		Class A Return After Taxes on Distributions SinceInception		Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years		Class A Return After Taxes on Distributions and Sale of Fund Shares SinceInception		Class Y InceptionDate	Class Y 1Year	Class Y 5Years		Class Y SinceInception		Class R6 InceptionDate	Class R6 1Year		Class R6 5Years		Class R6 SinceInception		ICE BofA US Treasury Bill Index 1Year	ICE BofA US Treasury Bill Index 5Years	ICE BofA US Treasury Bill Index SinceInception	Lipper Ultra Short Obligations Funds Index 1Year	Lipper Ultra Short Obligations Funds Index 5Years	Lipper Ultra Short Obligations Funds Index SinceInception
Total	Apr. 02, 2018	1.60%	1.75%	[1]	1.40%	[1]	1.15%	1.08%	[1]	0.85%	[1]	0.94%	1.05%	[1]	0.83%	[1]	Dec. 10, 2019	1.73%	1.86%	[1]	1.51%	[1]	May 15, 2020	1.83%	[1]	1.88%	[1]	1.53%	[1]	0.74%	1.23%	0.96%	1.84%	1.88%	1.50%

[1]	Performance shown prior to the inception date is that of Institutional Class shares. The inception date of the Fund's Institutional Class shares is July 1, 2014.